GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure general and administrative expenses
General and administrative expenses for the years ended December 31, 2018 and 2017 include the following:

	Year ended December 31, 2018	Year ended December 31, 2017
General and administrative - other	$26,349	$20,238
Severance payments	—	1,461
Share based payment expense (note 22(b(ii)))	5,216	3,947
General and administrative	$31,565	$25,646